TRADE AND OTHER RECEIVABLES (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER RECEIVABLES / INTERCOMPANY
Trade and other receivables/prepayments		£ 13,194
Mining equipment prepayments	£ 4,958	47,426
Other taxation and social security	683	2,739
Total trade and other receivables	£ 5,641	£ 63,359